INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating loss carryforwards
Unrealized currency exchange gains and losses	$ 14	$ 11	$ (5)
Operating loss carryforwards, subject to expiration	15
Valuation allowance on net deferred tax assets	832	745	768	813
Releases of valuation allowances in various jurisdictions	(16)	(24)	(27)
Additional foreign tax credits claimed		31
Valuation allowance against incremental deferred tax asset		21
Non-US
Operating loss carryforwards
Net operating loss carryforwards	3,189
Operating loss carryforwards, subject to expiration	923
Portion of operating loss carryforwards that are subject to expiration, subject to valuation allowance	860
Non-US | Scheduled to expire in 2014
Operating loss carryforwards
Portion of operating loss carryforwards that are subject to expiration, subject to valuation allowance	15
Luxembourg
Operating loss carryforwards
Unrealized currency exchange gains and losses	10
Net operating loss carryforwards	758
Operating loss carryforwards, valuation allowance	180
Valuation allowance on net deferred tax assets	220
Releases of valuation allowances in various jurisdictions	16	12
China, the U.S. and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions		24
India, Indonesia and the U.S.
Operating loss carryforwards
Establishment of valuation allowances in various jurisdictions		23
France, Spain, Singapore, Australia and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions			$ 27